COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure of contingent liabilities [line items]
Capital commitments	$ 2,162
Less than one year
Disclosure of contingent liabilities [line items]
Capital commitments	2,162
Operating lease payments [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	32
Operating lease payments [Member] | Less than one year
Disclosure of contingent liabilities [line items]
Capital commitments	32
Drilling services [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	710
Drilling services [Member] | Less than one year
Disclosure of contingent liabilities [line items]
Capital commitments	710
Equipment purchases [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	1,420
Equipment purchases [Member] | Less than one year
Disclosure of contingent liabilities [line items]
Capital commitments	$ 1,420